Organization and Description of Business	6 Months Ended
Jun. 30, 2025
Organization and Description of Business [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

ReTo Eco-Solutions, Inc. (“ReTo”) is a business company established under the laws of the British Virgin Islands on August 7, 2015 as a holding company to develop business opportunities in the People’s Republic of China (the “PRC” or “China”). ReTo and its subsidiaries are collectively referred to as the “Company.” ReTo, through its subsidiaries, is engaged in manufacture and distribution of ecological environment protection equipment, intelligent mining equipment and related consultation and technological services. On April 25, 2025, ReTo entered into a share exchange agreement (the “Share Exchange Agreement”) to acquire 51% equity interest in MeinMalzeBier Holdings Limited. MeinMalzeBier Holdings Limited, through its subsidiaries in the PRC, is engaged in the business of selling craft beer and beer vending machines in the PRC.

As of June 30, 2025, the unaudited condensed consolidated financial statements of the Company reflected the principal activities of the entities listed below. All inter-company balances and transactions have been eliminated upon consolidation.

Name of the Entity	Place of Incorporation	Ownership Percentage
ReTo Eco-Solutions, Inc.	British Virgin Islands	Parent
New REIT International Co., Limited (“New REIT”)	Hong Kong, China	100%
Sunoro Holdings Limited (“Sunoro Holdings”)	Hong Kong, China	100%
Beijing ReTo Hengda Technology Co., Ltd. (“Reto Hengda”)*	Beijing, China	100%
Beijing REIT Equipment Technology Co., Ltd. (“REIT Equipment”)	Beijing, China	100%
Honghe ReTo Ecological Technology Co., Ltd. (“Honghe ReTo”)	Yunnan, China	100%
Beijing ReTo Hengye Technology Co., Ltd. (“ReTo Hengye”)**	Beijing, China	100%
MeinMalzeBier Holdings Limited (“MMB”)	Hong Kong, China	51% controlled by ReTo
MeinMalzeBier Global Limited (“MMB HK”)	Hong Kong, China	100% controlled by MMB
Shenzhen Dirong Century Big Data Technology Co., Ltd. (“Dirong”)	Shenzhen China	100% controlled by MMB HK
Shenzhen Melody Catering Management Co., Ltd. (“Melody”)	Shenzhen, China	100% controlled by MMB HK

*	On April 8, 2025, Sunoro Hengda (Beijing) Technology Co., Ltd. was renamed to “Beijing ReTo Hengda Technology Co., Ltd.”

**	On April 10, 2025, Sunoro Bochuang (Beijing) Technology Co., Ltd. was renamed to “Beijing ReTo Hengye Technology Co., Ltd.”